Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HOTEL OUTSOURCE MANAGEMENT INTERNATIONAL INC
Entity Central Index Key	0001174814
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Accelerated Filer
Entity Public Float	$ 1,710,000
Entity Common Stock, Shares Outstanding		1,999,506

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 195		$ 291
Short-term bank deposits	26		54
Trade receivables (net of allowance for doubtful accounts of $ zero as of December 31, 2012 and 2011)	453		436
Other accounts receivable	140	[1]	240	[1]
Inventories	350		355
TOTAL CURRENT ASSETS	1,164		1,376
PROPERTY AND EQUIPMENT, NET: (Note 4)
Minibars and related equipment	3,857		3,964
Other property and equipment	22		13
Total Property and Equipment	3,879		3,977
OTHER ASSETS: (Note 5)
Deferred expenses, net	10		17
Intangible assets	44		47
Total Other Assets	54		64
TOTAL ASSETS	5,097		5,417
CURRENT LIABILITIES:
Current maturities of long-term loans from related parties	234	[2]	133	[2]
Current maturities of long-term loans from others	333	[3]	228	[3]
Trade payables	583		555
Accrued expenses and other current liabilities	601	[4]	389	[4]
TOTAL CURRENT LIABILITIES	1,751		1,305
LONG-TERM LIABILITIES:
Long-term loans from related parties, net of current maturities	1,435	[2]	557	[2]
Long-term loans from others, net of current maturities	505	[3]	2,341	[3]
Accrued severance pay, net	47		38
TOTAL LONG-TERM LIABILITIES	1,987		2,936
COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS		[5]		[5]
SHAREHOLDERS' EQUITY: (Note 10)
Share capital - Preferred stock of $ 0.001 par value--5,000,000 shares authorized; zero shares issued and outstanding as of September 30, 2012 and December 31, 2011.
Share capital - Common stock of $ 0.001 par value--200,000,000 shares authorized; 199,950,602 shares issued and outstanding as of September 30, 2012 and 89,453,364 as of December 31, 2011.	200		89
Additional paid-in capital	12,074		10,185
Capital Reserve	1,414		300
Accumulated other comprehensive income	21		62
Accumulated deficit	(12,350)		(9,460)
TOTAL SHAREHOLDERS' EQUITY	1,359		1,176
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 5,097		$ 5,417

[1]	Note 3
[2]	Note 6
[3]	Note 7
[4]	Not 8
[5]	Note 9

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Allowances for doubtful accounts	$ 0	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	199,950,602	89,453,364
Common stock, shares outstanding	199,950,602	89,453,364

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Statements Of Comprehensive Loss [Abstract]
Revenues	$ 3,315	[1]	$ 3,326	[1]
Cost of revenues:
Depreciation	(587)		(705)
Other	(2,187)		(2,078)
Gross profit	541		543
Operating expenses:
Research and development	(137)		(109)
Selling and marketing	(273)		(341)
General and administrative	(1,279)		(1,408)
Operating loss	(1,148)		(1,315)
Financial expenses and foreign currency translation, net	(218)	[2]	(365)	[2]
Other expenses	(167)	[3]	(65)	[3]
Benefit Reduction for Loans	(1,357)	[4]		[4]
Net Loss	(2,890)		(1,745)
Basic and diluted net loss per share	$ (0.02)		$ (0.02)
Weighted average number of shares used in computing basic and diluted loss per share	144,701,963		89,453,364
Other Comprehensive Loss:
Net loss	(2,890)		(1,745)
Foreign currency translation adjustments	(41)		(1)
Comprehensive Loss	$ (2,931)		$ (1,746)

[1]	Note 11
[2]	Note 12
[3]	Note 13
[4]	Note 6h,10b

Consolidated Statement of Changes in Shareholders Equity (USD $) In Thousands, except Share data		Total	Common Stock	Additional Paid-in Capital	Capital reserve	Accumulated Other Comprehensive Income	Accumulated deficit
Beginning Balance at Dec. 31, 2010		$ 2,622	$ 89	$ 10,185		$ 63	$ (7,715)
Beginning Balance, Shares at Dec. 31, 2010			89,453,364
Foreign currency translation adjustments		(1)				(1)
Loss for the year		(1,745)					(1,745)
Capital Reserve from transactions with Related Parties*	[1]	300			300
Balance at Dec. 31, 2011		1,176	89	10,185	300	62	(9,460)
Balance, Shares at Dec. 31, 2011			89,453,364
Foreign currency translation adjustments		(41)				(41)
Loss for the year		(2,890)					(2,890)
Share issuing**	[2]	3,296	111	1,889	1,296
Share issuing**, Shares	[2]		110,497,238
Capital Reserve from transactions with Related Parties*	[1]	(182)			(182)
Balance at Dec. 31, 2012		$ 1,359	$ 200	$ 12,074	$ 1,414	$ 21	$ (12,350)
Balance, Shares at Dec. 31, 2012			199,950,602

[1]	See Note 6d(1) and 6 h.
[2]	See Note 10b.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,890)	$ (1,745)
Adjustments to reconcile net loss to net cash used in operating activities:
Capital loss	152	64
Depreciation and amortization	605	732
Increase (decrease) in accrued severance pay, net	9	(11)
Interest and linkage differences in regard to shareholders and subsidiaries	(127)	19
Benefit component	1,357
Changes in assets and liabilities:
Decrease (increase) in inventories	7	(56)
Decrease (increase) in trade receivables	(15)	12
Increase (decrease) in related parties	56	(13)
Decrease in other accounts receivable	3	90
Increase (decrease) in trade payables	(125)	96
Increase (decrease) in accrued expenses and other current liabilities	142	(24)
Net cash used in operating activities	(826)	(836)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases and production of property and equipment	(497)	(607)
Proceeds from sales of property and equipment	111	111
Short-term bank deposits, net	28	9
Net cash used in investing activities	(358)	(487)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties, net	827	111
Proceeds from long-term loans from others, net	263	793
Net cash provided by financing activities	1,090	904
Effect of exchange rate changes on cash and cash equivalents	(2)	2
Decrease in cash and cash equivalents	(96)	(417)
Cash and cash equivalents at the beginning of the year	291	708
Cash and cash equivalents at the end of the year	195	291
Non-cash investing and financing activities:
Cash paid during the year for interest	219	230
Cash paid during the period for income taxes		2
Acquisition of property and equipment on short-term credit	153	154
Receivables in regard to property and equipment	73	168
Conversion of loan into shares	$ 2,000

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
GENERAL
NOTE 1:- GENERAL

a.	Hotel Outsource Management International, Inc. ("HOMI") was incorporated in Delaware on November 9, 2000. HOMI and its subsidiaries, as identified in Note 4d below, are engaged in the distribution, marketing and operation of computerized minibars in hotels located in the United States, Europe, Israel and Canada.

Hereinafter, HOMI and its subsidiaries will be referred to as the "Company".

The Company has been doing business since 1997 through various subsidiaries. The current corporate structure, in which it is holding company for various wholly owned subsidiaries around the world, has been in place since 2001. The Company common stock was listed on the Over-the-Counter Bulletin Board, or "OTC Bulletin Board" from February 2004 until February 2011.  It now trades on the OTCQB under the symbol "HOUM.PK."

b.	During 2006, the Company commenced its own research and development program aimed at the development of a new range of products. The HOMI® 336 (the "System"), a novel, computerized minibar system designed to increase the accuracy of the automatic billing and reduce the cost of operating the minibars. Further, the HOMI® 330 system, a smaller version of the HOMI® 336, is currently in production.

During 2012, the company finalized the research and development of an additional product,the HOMI® 226, and started its production and installation  in various hotels.

c.	Commencing 2009, HOMI has begun to implement a new business model. Under the new business model, the Company sells or receives loans against HOMI minibars, installed or to be installed in various hotels to third parties. HOMI shall manage and operate these minibars for anagreed upon management fee and profit sharing agreements.

d.	On December 31, 2012, the Company had $ 221 in cash, including short term deposits.

The Company continues to incur losses ($ 2,890 in 2012) and has a negative cash flow from operations amounting to approximately $ 753 in 2012.

In order to implement the Company's basic business plan for completion of the installation of additional minibars, the Company will need additional funds.

The financial statements have been prepared assuming that the Company will continue as a "going concern". The Company has suffered recurring losses from operations and has a net working capital deficiency that raise substantial doubt about its ability to continue as "going concern" .The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company's preferred method is the new business model, described in item c. above.

The continuation of the company as a going concern is dependent upon implementation of management's plans as well as raising additional funds from shareholders or others.

On January 10, 2013 and on March 10,2013 HOMI entered into two loan agreements with related companies. The related parties lent HOMI $ 46 and $ 109, respectively. See also Note 16.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES

 The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The reported amounts of revenues and expenses during the reporting period may be affected by the estimates and assumptions management is required to make.  Estimates that are critical to the accompanying consolidated financial statements relate principally to depreciation and recoverability of long lived assets.  The markets for the Company’s products are characterized by intense price competition, rapid technological development, evolving standards and short product life cycles; all of which could impact the future realization of its assets. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.  It is at least reasonably possible that management’s estimates could change in the near term with respect to these matters.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (hereinafter: "dollar"); thus, the dollar is the functional currency of the Company.

The Company's transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Consolidation:

Inter-company transactions and balances, including profits from inter-company sales not yet realized outside the group, have been eliminated in consolidation.

d.	Cash and cash equivalents:

The Company considers all highly liquid investments originally purchased with maturities of three months or less at the date acquired to be cash equivalents.

e.	Short-term bank deposits:

The Company classifies bank deposits with maturities of more than three months and less than one year as short-term deposits. Short-term deposits are presented at cost, including accrued interest.

f.	Inventory:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow moving items. Cost is determined using the "first-in, first-out" method. Inventories are composed of the food products.

g.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Minibars and production equipment	10
Computers and electronic equipment	15 – 33
Office furniture and equipment	7

h.	Other assets:

1.	Intangible assets - Intellectual properties registered in several countries worldwide are capitalized and are amortized over the life span of the asset (twenty years).

2.	Deferred expenses represent loan acquisition costs arising from the long-term loan originated in 2005 and convertible notes payable issued in 2007 and 2006. See Note 7c (1).

i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed and evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012, management believes that all of the Company’s long-lived assets are recoverable.

j.	Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts:

Revenues from minibars operation and product sales derived from outsource activity (minibar's content) under the exclusive long-term revenue sharing agreements with hotels, net of the hotel’s portion and/or other participation of, or payments due from the hotel, are recognized when delivery has occurred, persuasive evidence of an arrangement exists, the vendor’s fee is fixed or determinable and collectability is probable.

Revenues from rental of minibars are recognized over the lease term.

Revenues from sales of minibars are recognized in accordance with compliance with the conditions as abovementioned.

Sales of minibars that are classified as refinancing arrangements are shown as a long-term loan to be repaid.

The Company’s payment terms are normally net 15 to 30 days from invoicing. The Company evaluates its allowance for doubtful accounts on a regular basis through periodic reviews of the collectability of the receivables in light of historical experience, adverse situations that may affect its customers’ ability to repay, and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The Company performs ongoing credit evaluations of its customers and generally does not require collateral because (1) management believes it has certain collection measures in-place to limit the potential for significant losses, and (2) the nature of customers comprising the Company’s customer base. Accounts receivable are determined to be past due based on how recently payments have been received and bad debts are charged in the form of an allowance account in the period the receivables are deemed uncollectible.  Receivables are written off when the Company abandons its collection efforts.

To date, the Company has not experienced any material losses. An allowance for doubtful accounts is provided with respect to those amounts that the Company has determined to be doubtful of collection. No allowance was deemed necessary as of December 31, 2012 and 2011.

k.	Research and Development costs:

Research and Development costs are charged to the statement of operations as incurred.

Costs and acquisitions related to pre-production, production support, tools and molds are charged to property and equipment.

l.	Income taxes:

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liability account balances are determined based on differences between financial statement carrying values of existing assets and liabilities and their respective income tax bases. Deferred tax assets (temporary differences), liabilities and losses carried forward are measured using the enacted tax rates and laws that will be in effect when the temporary differences are expected to reverse. The Company provides a valuation allowance, if necessary to reduce the amount of deferred tax assets to their estimated realizable value.

m.	Severance pay:

The Company's liability for severance pay is calculated pursuant to the local law applicable in certain countries where the Company operates.

n.	Concentration of Credit Risk and Fair Value of Financial Instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable,  trade payables, other accounts payable and notes payable to shareholders and others.

In view of their short term nature, the fair value of the financial instruments included in working capital of the Company is usually identical, or close, to their carrying values. The fair values of long-term notes payable also approximates their carrying values, since such notes bear interest at rates that management believes is approximately the same as prevailing market rates.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and trade receivables. The majority of the Company's cash and cash equivalents are invested in interest bearing NIS and U.S. dollar-linked instruments with major Israeli, U.S. bank.

Management believes that minimal credit risk exists with respect to these investments. Trade receivables potentially expose the company to credit risk.

The Company has no off-balance sheet concentration of credit risk, such as foreign exchange contracts or other foreign currency hedging arrangements.

The Company monitors the amount of credit it allows  each of its customers' using the customers prior payment history to determine how much credit it will aloe or whether any credit should be given at all. As a result of its monitoring of the outstanding credit allowed for each customer, as well as the fact that the majority of the Company's sales are to customers whose satisfactory credit and payment record has been established over a long period of time, the company believes that its account receivable credit risk has been reduced. However the company acknowledges that as of the date these financial statements the poor economic climate globally, has increased the chances of customers and financial institutions defaulting on their obligations.

o.	Basic and Diluted Net Income (Loss) per Share:

Basic net income (loss) per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year and include the dilutive potential common shares considered outstanding during the year.

p.	Exchange rates:

Exchange and linkage differences are charged or credited to operations as incurred.

Exchange rates and the Consumer Price Index ("CPI"):

	December 31,
	2012	2011
New Israeli Shekel (NIS)	$0.268	$0.262
Euro (EU)	$1.318	$1.292
Australian Dollar (AU$)	$1.037	$1.015
Pound Sterling (GBP)	$1.617	$1.542
Consumer Price Index ("CPI"):	122.12	120.38

	Year Ended December 31,
Change in Rate of Exchange and the Consumer Price Index ("CPI"):	2012	2011
NIS	2.3%	(7.1%)
EU	2.0%	(3.2%)
AU$	2.2%	(0.3%)
GBP	4.9%	(0.4%)
Change in subsequent ( "CPI")	1.44%	2.17%

q.	Selling and Marketing Costs:

Selling and marketing costs are charged to the statements of operations as incurred.

r.	Implementation of new accounting Standards:

In June 2011, the FASB issued guidance on presentation of "other comprehensive income". The new guidance require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. It eliminates the option to present components of other comprehensive income as part of  the statement of change shareholders' equity. The standard does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for the Company as of  January 1, 2012. Because this ASU impacts presentation only, it has no effect on the Company's financial condition, results of operation, or cashflows.

Other Accounts Receivable	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 3:- OTHER ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Receivables in regard to property and equipment *	73	168
Prepayment and others	57	71
Government authorities	10	1
	140	240

*
In 2010 Homi Australia ceased the operating of the Minibars in Hilton Sydney, the only hotel operated in Australia, and transferred the operation and the Minibars installed to the Hilton, for up to AU$ 435 (approx. $ 396). The amount will be repaid over maximum of 50 monthly payments which will be based on the monthly performance of the hotel as detailed in the agreement. Title of the System shall immediately pass to Hilton, after those repayments, for the nominal price of one AU$.

Property and Equipment Net	12 Months Ended
Dec. 31, 2012
Property and Equipment Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-    PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Minibars (d)	6,854	6,290
Production equipment and parts	295	411
Computers and electronic equipment	113	107
Office furniture, equipment and other	30	30
	7,292	6,838
Accumulated depreciation:
Minibars	3,292	2,737
Computers and electronic equipment	118	122
Office furniture, equipment and other	3	2
	3,413	2,861

Depreciated cost	3,879	3,977

Additional Information:
a.	Depreciation expenses amounted to $ 595 and $ 719 for the years ended December 31, 2012 and 2011, respectively.
b.	Balance includes minibars at depreciated cost of $ 139, as of December 31, 2012, identified against a loan based on a refinancing agreement, see also Note 6c.
c.	As for liens, see Note 9b.
d. Number of minibars:

The consolidated financial statements include the accounts of HOMI and its active subsidiaries listed below, which are fully owned by HOMI:'

		Number of Minibars Operated
Subsidiary Name	Area	31.12.2012	31.12.2011
HOMI Israel Ltd. (1),(3)	Israel	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3)	U.S.A. and Canada	3,289	4,187
HOMI Europe SARL (1), (2) ,(3)	Europe	1,499	1,499
		9,480	10,047

(1)	A quantity of minibars are owned by HOMI Industries, which is a wholly owned subsidiary ("HOMI Industries") and rented to other subsidiaries.

As of December 31, 2012 the minibars are located as follows:

	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	1,620	2,593	1,499	5,712

(2)	Through subsidiaries in France and the U.K (including a branch in Spain).

(3)	Including HOMI® 232 shared operated minibars. As of December 31, 2012 located as follows, see note 9f:

	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	246	333	0	579

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 5:- OTHER ASSETS

	December 31,
	2012	2011
a. Intangible assets-
Intellectual property (Net of accumulated amortization of $ 11 and $ 8 of December 31, 2012 and 2011, respectively) (1)	44	47

b. Deferred expenses -
Cost	116	116
Accumulated amortization (2)	(106)	(99)
	10	17

	54	64

(1)	See Note 2h(1).
(2)	Deferred expenses in regard to loans received are amortized over the loan period of nine years (see Note 7 c (1)).

Loans From Related Parties	12 Months Ended
Dec. 31, 2012
Loans From Related Parties [Abstract]
LOANS FROM RELATED PARTIES
NOTE 6:- LOANS FROM RELATED PARTIES

a.	Composed as follows:

	December 31,
	2012	2011
Long- term liability (see c-j below)	1,435	557
Current maturities of long- term liability	234	133
	1,669	690

b.	Aggregate maturities of long-term loans for years subsequent to December 31, 2012 are as follows:

Year	Amount
2013	234
2014	363
2015	578
2016	363
2017 and thereafter	131
1,669

c.	1.	On July 20, 2009, HOMI Israel Ltd (“HOMI Israel”) signed a Refinancing Agreement with a related company (owned 45.45% by a related party) (the “Related Company”). Pursuant to this agreement, HOMI Israel sold 470 HOMI® 336 used minibars installed at the Dan Panorama Hotel in Tel Aviv (The “Hotel”) to the Related Company at a price of $ 450 (in dollars) per minibar for a total of $ 211.5. It was agreed that the minibars will remain at the Hotel and HOMI Israel shall continue to operate and maintain these minibars in accordance with its existing outsource operation agreement with the Hotel. The title to the minibars now rests with the Related Company.

	2.	On February 7, 2012, HOMI Industries, entered into a loan agreement with the Related Company. Pursuant to this agreement, the Related Company agreed to loan to HOMI Industries the sum of $90. HOMI Industries agreed to encumber computerized minibar systems, including 288 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s Affiliate agreed to install at the Carlton Tel-Aviv Hotel.

d.	1.
On January 28, 2010, HOMI’s President loaned HOMI $ 100, at an agreed interest rate of 8% per annum. During the years 2011 and 2012, HOMI paid interest on this loan, but no principal. According to the terms of the agreement, HOMI was to commence payment of principal at the end of the first quarter of 2012.

In December 2011, the lenders agreed to HOMI’s request to recycle this loan agreement into a new loan agreement.  This new loan is for a period of four years, including two years’ grace on the principal, and with the lender being entitled during such grace period to convert the loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.

In respect of the change in the terms of the loan, a lender benefit was created at $ 75 and expressed in Company's capital reserve.

	2.
On July 12, 2012, HOMI entered into an additional loan agreement with HOMI's President, pursuant to which HOMI’s President loaned HOMI the sum of $50 bearing 8% annual interest.  The loan is for a period of four years, including two years’ grace on the principal. Pursuant to the loan agreement, HOMI stated its intention to perform a rights offering. In the event of such rights offering, HOMI will have the right to repay all or part of the loan by issuing shares of HOMI’s common stock to its president at the same price per share as in the rights offering.

e.	On February 18, 2010, HOMI Industries entered into a loan agreement with a related party pursuant to which HOMI Industries received a loan of $ 140 for the installation of 280 HOMI® minibars at the Wyndham Hotel in New York, USA.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 280 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

f.	On June 14, 2010, HOMI Industries entered into a second loan agreement with the above mentioned related party, pursuant to which HOMI Industries received a loan of NIS 671,550 (approximately $ 173 when received) for the installation of 363 HOMI® minibars at the Royal Beach Hotel in Eilat, Israel.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 363 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

g.	On October 26 2011, HOMI Industries entered into an additional loan agreement with the above mentioned related party, pursuant to which HOMI Industries received a loan of $ 108 for the installation of 270 HOMI® minibars at the Herods Hotel in Jerusalem, Israel.

As security and collateral for repayment of the Loan, HOMI Industries encumbered in lender's favor the computerized minibar system, including 270 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate installed at said hotel and operates for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

h.	On January 28, 2010, HOMI entered into a loan agreement with a related company as follows:

The related party loaned HOMI NIS 1,125,000 (approximately $ 300 when received), index linked to Israel’s Consumer Price Index and bearing interest at a rate of 6% per annum.

On December 15, 2011, the lender agreed to HOMI’s request to recycle this loan agreement into a new loan agreement.  This new loan was for a period of four years, including two years’ grace on the principal, and with the lender being entitled during such grace period to convert each loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.

In respect of the change in the terms of the loan, a lender benefit was created at $ 225 and expressed in Company's capital reserve, and offset against benefit reduction expenses over the loans return period. During the year ended December 31, 2012, benefit reduction expenses in regard to this loan and to the loan detailed in 6d(1) above amounted to $ 61.

Pursuant to an additional loan agreement with the above mentioned related company dated January 8, 2012, the related company loaned HOMI NIS 850,000 (approximately $ 220 when received), index linked to Israel’s Consumer Price Index and bearing interest at a rate of 6% per annum.

On September 1, 2012, the related company agreed to HOMI’s request to recycle the loan agreements for NIS 1,125,000 and NIS 850,000, respectively, as follows:

	(1)	An amount of approximately NIS 1,660,000 ($ 412) out of the above mentioned loans ,was recycled into 3 loan agreements with HOMI Industries Ltd, pursuant to which the related party shall receive a portion of the revenue from minibar systems operated by HOMI subsidiaries in three hotels as detailed below.

	(2)	An amount of approximately NIS 315,000 ($ 78) of principal remains outstanding and payable under the December 15, 2011 loan, in accordance with its terms.

Of the NIS 850,000, January 8, 2012 loan, NIS 809,000 ($201) was recycled into a loan agreement with HOMI Industries Ltd, pursuant to which the lender shall receive a portion of the revenue from a minibar system operated by a HOMI subsidiary in the Hilton Olympia Hotel in London (the “Hilton Agreement”).

NIS 41,000 ($10) was recycled into a loan agreement between the lender and HOMI Industries Ltd, pursuant to which the lender shall receive a portion of the revenues generated by a minibar system operated by a HOMI subsidiary in the Leonardo Rehovot Hotel (the “Leonardo Agreement”).

Of the NIS 1,125,000 December 12, 2011 loan, NIS 178,836 ($44) was recycled under the Leonardo Agreement.

NIS 631,643 ($156.8) was recycled into a loan agreement between lender and HOMI Industries Ltd, pursuant to which lender shall receive a portion of the revenues generated by a minibar system operated by a HOMI subsidiary in the Sheraton Salobre Grand Canary Islands Hotel (the “Sheraton Agreement”).

In respect of the above mentioned loans recycling an amount of $ 182 was charged to capital.

Repayments of these loans and the loans mentioned in items e-g above, are computed on the basis of the specified minibar system’s revenues net of operational payments, allocated amongst the parties, in accordance with the terms detailed in the loan agreements.

i.	In December 2011, HOMI received three additional loans from shareholders and directors, amounting to $ 80 in total. Each loan is for a period of four years, with quarterly repayments, including two years’ grace on the principal, and with each lender being entitled during such grace period to convert each loan into shares of HOMI’s common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of these loans. These loans are all in US Dollars and bear 8% annual interest.

j.	On July 12, October 15, January 1, 2013, HOMI entered into three new loan agreements with the majority shareholder in HOMI. Pursuant to these loan agreements, the shareholder agreed to loan HOMI the sums of $ 250, $ 200 and $ 70, respectively, bearing 8% annual interest. The loans are for a period of four years, including two years’ grace on the principal. Pursuant to the loans agreements, HOMI stated its intention to perform a rights offering. In the event of such rights offering, HOMI will have the right to repay all or part of the loans by issuing shares of HOMI’s common stock to the shareholder at the same price per share as in the rights offering.

The loan funds pursuant to the loan agreement that was signed on January 1, 2013, were made available to HOMI on December 24, 2012.

Long - Term Loans From Others	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM LOANS FROM OTHERS
NOTE 7:- LONG-TERM LOANS FROM OTHERS

a.	Composed as follows:

	December 31,
	2012	2011
Long- term liability	505	2,341
Current maturities of long-term liability	333	228
	838	2,569

b.	Aggregate maturities of long-term loans for years subsequent to December 31, 2012 are as follows:

Year	Amount
2013	333
2014	176
2015	105
2016	86
2017 and thereafter	138
838

c.	Additional information:

	(1)	In March and June, 2005, HOMI and the subsidiary in the U.S. received from Horizon Challenges Investment Company Ltd. (“Horizon”) loans in the total amount of $ 1.1 million, which Horizon undertook to provide to the Company (“the Financing”), pursuant to a Financing Agreement, dated as of March 1, 2005, as amended on May 17, 2005. The loans bear interest at the rate of 11.67% and are to be repaid in monthly installments for nine years. The loans are secured by a lien on all minibars in respect of which the loan was received, and a security interest and assignment of a portion of HOMI and its subsidiaries’ monthly revenues from those minibars, in the amount required to pay each month’s repayments on all outstanding loans, principal plus interest. Total liabilities for the years ended December 31, 2012 and 2011 amounted to approximately $ 257 and $ 415, respectively.

(2)
HOMI Industries, entered into two loan agreements with Moise Laurent Elkrief and Sonia Elkrief (“Elkrief”).

The two agreements were signed on October 25, 2009. Pursuant to these agreements, Elkrief lent HOMI Industries $ 88.5 and $ 83 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries encumbered in Elkrief’s favor computerized minibar systems, including 177 and 166 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliates installed in January 2010 at the Strand Hotel in New York, USA, and in the Leonardo Ramat Hahayal Hotel, in Tel Aviv, Israel, respectively and operate for the hotels under outsource operation agreements which HOMI’s Affiliates signed with the hotels.

(3)	HOMI Industries, entered into two loan agreements with Sparta Technical Solutions LTD ("Sparta").

The two agreements were signed on December 24, 2012. Pursuant to these agreements, Sparta lent HOMI Industries $ 68 and $ 166 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Sparta's favor computerized minibar systems, including 130 and 375 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliates installed in September 2012 at the Comfort Inn Chicago Hotel in Chicago, USA, and in December 2012 at the Dan  Hotel in Eilat, Israel, respectively, and operate for the Hotels under outsource operation agreements which HOMI’s Affiliates signed with the hotels.

(4)	On May 31, 2012, HOMI Industries entered into a loan agreement with GPF S.A ("GPF), pursuant to which GPF lent HOMI Industries $ 55 (the “Loan”).

As security and collateral for repayment of the Loan, HOMI Industries agreed to encumber in GPF’s favor the computerized minibar system, including 110 HOMI® computerized minibars, a central unit and a license to HOMI® software, which HOMI’s Affiliate installed in August 2012 at the Bereshit Hotel in Mitzpe Ramon, Israel, and operates for the hotel under an outsource operation agreements which HOMI’s Affiliate signed with the hotel.

(5)	HOMI Industries entered into two loan agreements with Troy Creative Solutions LTD ("Troy"), signed on July 30, 2012 and November 12, 2012 respectively. Pursuant to these agreements, Troy lent HOMI Industries $ 100 and $ 65 (the “Loans”).

As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software, which HOMI’s Affiliate installed in November 2012 at the Dan Accadia, Hertzlia, Israel  and plans to install in 2013 at the Dan Jerusalem Hotel, Israel, respectively and operate for the Hotels under outsource operation agreements which HOMI’s Affiliate signed with the hotels.

Repayments for the loans mentioned in items 2 - 5 above are  computed on the basis of the specified minibar systems’ revenues net of operational payments, allocated amongst the parties, in accordance with the terms detailed in the loan agreements.

(6)
On October 5, 2010, HOMI Industries, entered into a loan agreement with Tomwood Limited, a BVI company ("Tomwood").  Pursuant to this agreement, HOMI Industries received $ 2,000.

This amount was presented as of December 31, 2011 in long-term liabilities as a loan from others.

On June 29, 2012, the loan was converted and Tomwood received an allocation of 110,497,238 Company shares at the price of $ 0.0181 dollar per share. See also Note 10b.

Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8:- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011
Employees and payroll accruals	189	150
Accrued expenses	182	145
Advances from customer	75	-
Related parties	58	5
Government authorities	52	52
Other	45	37
	601	389

Commitments Contingent Liability Lien and Covenants	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities, Liens and Covenants [Abstract]
COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS
NOTE 9:-    COMMITMENTS, CONTINGENT LIABILITIES, LIENS AND COVENANTS

a.	HOMI and its affiliates have contractual obligations towards hotels with regard to the operation of minibars in hotel rooms.

HOMI and its affiliates own most of these minibars. Several hotels have a contractual purchase option granted which enables them to purchase the minibars at a price which results in a profit for the Company, and the agreement with the hotel is then terminated. To date, no hotel has exercised such an option.

b.
HOMI Industries has registered fixed charges over certain of its assets, including certain minibars and the rights to receivables generated by such minibars , in favor of  third parties, as security for loans which were given to HOMI by such third parties, or to secure profit sharing payments which HOMI undertook to pay to such parties. Total liabilities secured by these fixed charges as of December 31, 2012 are in the amount of approximately $ 1,000. See also Notes 9f, 7c (2-5) and 6(e-h).

c.	Rent expenses -

The Company’s operations are based primarily at hotels where its outsource operations are conducted. Most of the hotels allow the Company to utilize office space free of charge.

In addition, the Company’s U.S. counsel (who is also a shareholder) allows the Company to use its office as their corporate headquarters at no charge. No amounts have been reflected as rent expense in the accompanying consolidated statements of operations for the value of this rent due to its insignificance

In addition, the Company rents space under various month to month arrangements for certain facilities. The Company rents office space in Herzliya, Israel, primarily for HOMI’s finance department, its technical support and as the headquarters of HOMI Israel and HOMI Industries. During the years ended December 31, 2012 and 2011, rent expenses amounted to $ 45 and $ 49, respectively.

Rent commitments:
Future minimum lease commitments under non-cancelable operating leases are as follows:

First year	34
Total	34

d.
The Company received notice that the US Internal Revenue Service imposed on the Company automated late filing penalties for delay in filing a certain information schedule on foreign holdings. The Company has filed an appeal for full abatement of the penalties according to procedures of the IRS. Based on common practice and the nature of reasoning for the delay, Company advisors believe there is a good reason to believe that the abatement would be approved. Accordingly, no provision was recorded on the Company books of account.

e.
HOMI Industries subsequently entered into exclusive license agreements with HOMI Europe S.A.R.L. (for the territory of Europe), HOMI USA, Inc. (for the United States and Canada) and HOMI Israel Ltd. (for Israel). HOMI Europe (S.A.R.L.) granted a sub-license to HOMI UK Limited (for the United Kingdom, Spain and Ireland), and HOMI USA, Inc. granted a sub-license to HOMI Canada, Inc. (for Canada).  All of the aforementioned companies are subsidiaries of HOMI.

f.
During March to June, 2010, HOMI Industries and Best Bar Services Ltd. ("Best Bar"), began to implement the cooperation pursuant to the Memorandum of Understanding they entered into as of 23 September 2009 ("the MOU”), in relation to Best Bar’s Open Display, Open Access Computerized Minibars. HOMI has included the Best Bar minibar in its catalogue of minibars, represented as the “HOMI® 232” model. During 2011 HOMI installed the HOMI® 232 Minibar in 3 hotels in Israel and one hotel in the USA.

Pursuant to the MOU, the agreed price of each HOMI® 232 is $ 350, but HOMI will purchase the HOMI® 232 from Best Bar for half that price, namely, $ 175. HOMI then shares its operating profits from HOMI® 232 installations, with Best Bar (operating profits are computed as HOMI’s collection from the hotels, less cost of goods, labor and 8% of the collection as a HOMI management fee), with 60% being retained by HOMI and  40% being paid to Best Bar.

However, HOMI is not satisfied with the performance of the HOMI232 and decided to replace them with the new HOMI226 minibars.

HOMI already removed the HOMI232 minibars from 2 Hotels in Israel and replaced them with the new HOMI226.

Best Bar purchased these minibars back from HOMI Industries at a reduced price.  This transaction created a loss of $40.

HOMI Industries is planning to continue to remove the HOMI® 232 from the remaining 2 Hotels, during 2013.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholder's Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-          SHAREHOLDERS’ EQUITY

a.	Shareholders’ Rights:
The common shares confer upon the holders the right to receive a notice to participate and vote in the general meetings of the Company and to receive dividends, if and when declared.

Preferred share rights are yet to be determined. No preferred shares are issued and outstanding.

b.
On June 29, 2012, a loan in the amount of $2,000 received from Tomwood with a conversion at a price per share of $ 0.06 was converted and Tomwood received an allocation of 110,497,238 Company shares in the price of $ 0.0181 per share.

As a result of the conversion, Tomwood now holds approximately 55% of the Company's issued share capital.

Value of the costed benefit component of this transaction in the amount of approximately $ 1,296 was charged to capital and offset against benefit reduction expenses.

Any and all liens on HOMI assets used as security for the Tomwood loan were removed.

c.
At the Annual Meeting of Shareholders held on October 10, 2012, it was resolved to execute a one -for- hundred reverse split of all of HOMI’s shares of common stock. Accordingly, following the reverse split, the number of outstanding shares of common stock will decrease from approximately 200,000,000 to 2,000,000 par value per share $ 0.001. The corporation shall issue no fractional shares of common stock and fractional shares resulting from the reverse split will be rounded up to the nearest whole share.

On January 28, 2013 the reverse split was executed.

Customers and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:- CUSTOMERS AND GEOGRAPHIC INFORMATION

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company’s business).

a.	Major customers’ data as a percentage of total sales to unaffiliated customers:

	Year ended December 31,
	2012	2011

Customer A	12.4%	12.8%
Customer B	7.9%	8.5%
Customer C	6.0%	6.4%
Customer D	4.7%	5.9%
Customer E	4.1%	4.5%
Customer F	3.7%	4.4%

b.	Breakdown of Consolidated Sales to unaffiliated Customers according to Geographic Regions:

	Year ended December 31,
	2012	2011

Israel	59%	57%
USA	31%	35%
ROW	10%	8%
Total	100%	100%

c.	As of December 31, 2012, $ 2,444 of the consolidated long-lived assets were located in Israel, $ 838 in the USA and $ 597 in ROW. As of December 31, 2011, $ 2,215 of the consolidated long-lived assets were located in Israel; $ 1,119 in the USA; and $ 643 in ROW.

Financial and Foreign Currency Translation Expenses Net	12 Months Ended
Dec. 31, 2012
Financial and Foreign Currency Translation Expenses Net Disclosure [Abstract]
FINANCIAL AND FOREIGN CURRENCY TRANSLATION EXPENSES, NET
NOTE 12:           FINANCIAL AND FOREIGN CURRENCY TRANSLATION EXPENSES, NET

	Year ended December 31,
	2012	2011

Interest on long-term loans (1)	(270)	(393)
Linkage difference and others, net	52	28
	(218)	(365)

(1) As for financial expenses to shareholders, see Note 15a.

Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses Disclosure [Abstract]
OTHER EXPENSES	NOTE 13:- OTHER EXPENSES
	Year ended December 31,
	2012	2011
Dismantling of Minibars	(127)	(65)
Termination contract with Best Bar see Note 9f	(40)	-
	(167)	(65)

Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
TAXES ON INCOME
NOTE 14:- TAXES ON INCOME

a.	Corporate tax structure:
Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011 and 25% in 2012 and thereafter.
The subsidiary in the USA is subject to a 15% -35% corporate tax rate. Subsidiaries in Europe are subject to 35% - 45% corporate tax rate. The subsidiary in Australia is subject to 30% corporate tax rate.

b.	The subsidiary in the USA is subject to both federal and state tax. The federal tax is determined according to taxable income, for the first $ 50 taxable income the rate is 15%. In addition, a 8.84% California state tax is applicable.

c.	As of December 31, 2012, loss carryforwards are approximately:

	$
HOMI USA Inc. *		3,467
HOMI Israel Ltd.		1,740
HOMI Industries Ltd.		3,199
HOMI Europe SARL		1,111
HOMI Inc.		320
HOMI UK LTD.		724
HOMI Australia PTY.		340
HOMI France		145
		11,046

*	Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred Tax assets-Operating loss carryforwards	2,789	2,258
Deferred Tax Liabilities-Temporary differences in regard to expenses and property	(51)	(59)

Net deferred tax asset before valuation allowance	2,738	2,199
Valuation allowance	(2,738)	(2,199)

Net deferred tax	-	-

As of December 31, 2012, the Company had provided valuation allowances of $ 2,738 in respect of deferred tax assets resulting from tax loss and temporary differences. Management currently believes that it is more likely than not that the deferred tax regarding the loss carryforwards and other temporary differences will not be realized in the foreseeable future. Deferred tax liability is presented in long-term liabilities. The valuation allowance increase by approximately $ 539 during the year ended December 31, 2012 and increased by approximately $ 489 during the year ended December 31, 2011.

e.	Breakdown of losses before taxes:

	Year Ended December 31,
	2012	2011
Israel	1,044	1,171
USA	1,628	379
ROW	218	195
	2,890	1,745

f.	The main items for reconciliation between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the various subsidiaries worldwide due to uncertainty of the realization of such tax benefits.

Related Parties Transactions	12 Months Ended
Dec. 31, 2012
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 15:- RELATED PARTY TRANSACTIONS

a.	The following transactions with related parties are included in the financial statements:

	Year ended December 31,
	2012	2011
Directors' fees	12	15
Directors' liability insurance	30	24
Consulting and management fees	378	531
Interest Expense	101	67
	521	637

b.	As for balances and loans as of December 31, 2012 and 2011 - see Note 6.
c.	As for Benefit on conversion – see Note 6h and 10b

Events Subsequent to Balance Sheet Date	12 Months Ended
Dec. 31, 2012
Events Subsequent To Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO BALANCE SHEET DATE
NOTE 16:-          EVENTS SUBSEQUENT TO BALANCE SHEET DATE

a.	On January 10, 2013, HOMI Industries Ltd, entered into a new loan agreement with a related company, owned and managed by the President of HOMI.

Pursuant to the Loan agreement, the related company agreed to loan approx. $46 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 91 HOMI® 330 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate has installed at the Indigo Hotel Ramat Gan, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

b. On January 10, 2013, HOMI Industries Ltd, entered into a new loan agreement Troy Creative solutions.

Pursuant to the Loan agreement, the related company agreed to loan approx. $125 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate has installed at the Waldorf Astoria Jerusalem, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

c.	As of March 6, 2013, HOMI Industries Ltd entered into a new loan agreement with a related party, pursuant to which Lender agreed to loan $109 to HOMI Industries.

As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related party's favor a computerized minibar system, including 230 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software, which HOMI’s affiliate will install at the Royal Beach  Hotel ,Tel Aviv, Israel, and will operate for the hotel under an outsource operation agreement which HOMI’s affiliate signed with the hotel.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The reported amounts of revenues and expenses during the reporting period may be affected by the estimates and assumptions management is required to make.  Estimates that are critical to the accompanying consolidated financial statements relate principally to depreciation and recoverability of long lived assets.  The markets for the Company’s products are characterized by intense price competition, rapid technological development, evolving standards and short product life cycles; all of which could impact the future realization of its assets. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.  It is at least reasonably possible that management’s estimates could change in the near term with respect to these matters.

Financial Statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (hereinafter: "dollar"); thus, the dollar is the functional currency of the Company.

The Company's transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation
c.	Consolidation:
Inter-company transactions and balances, including profits from inter-company sales not yet realized outside the group, have been eliminated in consolidation.
Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers all highly liquid investments originally purchased with maturities of three months or less at the date acquired to be cash equivalents.
Short-term bank deposits
e.	Short-term bank deposits:

The Company classifies bank deposits with maturities of more than three months and less than one year as short-term deposits. Short-term deposits are presented at cost, including accrued interest.

Inventory
f.	Inventory:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow moving items. Cost is determined using the "first-in, first-out" method. Inventories are composed of the food products.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Minibars and production equipment	10
Computers and electronic equipment	15 – 33
Office furniture and equipment	7

Other assets
h.	Other assets:

1.	Intangible assets - Intellectual properties registered in several countries worldwide are capitalized and are amortized over the life span of the asset (twenty years).

2.	Deferred expenses represent loan acquisition costs arising from the long-term loan originated in 2005 and convertible notes payable issued in 2007 and 2006. See Note 7c (1).

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed and evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012, management believes that all of the Company’s long-lived assets are recoverable.

Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts
j.	Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts:

Revenues from minibars operation and product sales derived from outsource activity (minibar's content) under the exclusive long-term revenue sharing agreements with hotels, net of the hotel’s portion and/or other participation of, or payments due from the hotel, are recognized when delivery has occurred, persuasive evidence of an arrangement exists, the vendor’s fee is fixed or determinable and collectability is probable.

Revenues from rental of minibars are recognized over the lease term.

Revenues from sales of minibars are recognized in accordance with compliance with the conditions as abovementioned.

Sales of minibars that are classified as refinancing arrangements are shown as a long-term loan to be repaid.

The Company’s payment terms are normally net 15 to 30 days from invoicing. The Company evaluates its allowance for doubtful accounts on a regular basis through periodic reviews of the collectability of the receivables in light of historical experience, adverse situations that may affect its customers’ ability to repay, and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The Company performs ongoing credit evaluations of its customers and generally does not require collateral because (1) management believes it has certain collection measures in-place to limit the potential for significant losses, and (2) the nature of customers comprising the Company’s customer base. Accounts receivable are determined to be past due based on how recently payments have been received and bad debts are charged in the form of an allowance account in the period the receivables are deemed uncollectible.  Receivables are written off when the Company abandons its collection efforts.

To date, the Company has not experienced any material losses. An allowance for doubtful accounts is provided with respect to those amounts that the Company has determined to be doubtful of collection. No allowance was deemed necessary as of December 31, 2012 and 2011.

Research and Development costs
k.	Research and Development costs:

Research and Development costs are charged to the statement of operations as incurred.

Costs and acquisitions related to pre-production, production support, tools and molds are charged to property and equipment.

Income taxes
l.	Income taxes:

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liability account balances are determined based on differences between financial statement carrying values of existing assets and liabilities and their respective income tax bases. Deferred tax assets (temporary differences), liabilities and losses carried forward are measured using the enacted tax rates and laws that will be in effect when the temporary differences are expected to reverse. The Company provides a valuation allowance, if necessary to reduce the amount of deferred tax assets to their estimated realizable value.

Severance pay
m.	Severance pay:
The Company's liability for severance pay is calculated pursuant to the local law applicable in certain countries where the Company operates.
Concentrations of Credit Risk and Fair Value of Financial Instruments
n.	Concentration of Credit Risk and Fair Value of Financial Instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable,  trade payables, other accounts payable and notes payable to shareholders and others.

In view of their short term nature, the fair value of the financial instruments included in working capital of the Company is usually identical, or close, to their carrying values. The fair values of long-term notes payable also approximates their carrying values, since such notes bear interest at rates that management believes is approximately the same as prevailing market rates.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and trade receivables. The majority of the Company's cash and cash equivalents are invested in interest bearing NIS and U.S. dollar-linked instruments with major Israeli, U.S. bank.

Management believes that minimal credit risk exists with respect to these investments. Trade receivables potentially expose the company to credit risk.

The Company has no off-balance sheet concentration of credit risk, such as foreign exchange contracts or other foreign currency hedging arrangements.

The Company monitors the amount of credit it allows  each of its customers' using the customers prior payment history to determine how much credit it will aloe or whether any credit should be given at all. As a result of its monitoring of the outstanding credit allowed for each customer, as well as the fact that the majority of the Company's sales are to customers whose satisfactory credit and payment record has been established over a long period of time, the company believes that its account receivable credit risk has been reduced. However the company acknowledges that as of the date these financial statements the poor economic climate globally, has increased the chances of customers and financial institutions defaulting on their obligations.

Basic and Diluted Net Income (Loss) per Share
o.	Basic and Diluted Net Income (Loss) per Share:

Basic net income (loss) per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year and include the dilutive potential common shares considered outstanding during the year.

Exchange rates
p.	Exchange rates:

Exchange and linkage differences are charged or credited to operations as incurred.

Exchange rates and the Consumer Price Index ("CPI"):

	December 31,
	2012	2011
New Israeli Shekel (NIS)	$0.268	$0.262
Euro (EU)	$1.318	$1.292
Australian Dollar (AU$)	$1.037	$1.015
Pound Sterling (GBP)	$1.617	$1.542
Consumer Price Index ("CPI"):	122.12	120.38

	Year Ended December 31,
Change in Rate of Exchange and the Consumer Price Index ("CPI"):	2012	2011
NIS	2.3%	(7.1%)
EU	2.0%	(3.2%)
AU$	2.2%	(0.3%)
GBP	4.9%	(0.4%)
Change in subsequent ( "CPI")	1.44%	2.17%

Selling and Marketing Costs
q.	Selling and Marketing Costs:
Selling and marketing costs are charged to the statements of operations as incurred.
Implementation of new accounting Standards
r.	Implementation of new accounting Standards:

In June 2011, the FASB issued guidance on presentation of "other comprehensive income". The new guidance require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. It eliminates the option to present components of other comprehensive income as part of  the statement of change shareholders' equity. The standard does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for the Company as of  January 1, 2012. Because this ASU impacts presentation only, it has no effect on the Company's financial condition, results of operation, or cashflows.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Summary of depreciation annual rates of estimated useful lives of Property and equipment
%
Minibars and production equipment	10
Computers and electronic equipment	15 – 33
Office furniture and equipment	7

Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel

	December 31,
	2012	2011
New Israeli Shekel (NIS)	$0.268	$0.262
Euro (EU)	$1.318	$1.292
Australian Dollar (AU$)	$1.037	$1.015
Pound Sterling (GBP)	$1.617	$1.542
Consumer Price Index ("CPI"):	122.12	120.38

Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Year Ended December 31,
Change in Rate of Exchange and the Consumer Price Index ("CPI"):	2012	2011
NIS	2.3%	(7.1%)
EU	2.0%	(3.2%)
AU$	2.2%	(0.3%)
GBP	4.9%	(0.4%)
Change in subsequent ( "CPI")	1.44%	2.17%

Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable [Abstract]
Summary of other account receivables
	December 31,
	2012	2011
Receivables in regard to property and equipment *	73	168
Prepayment and others	57	71
Government authorities	10	1
	140	240

*
In 2010 Homi Australia ceased the operating of the Minibars in Hilton Sydney, the only hotel operated in Australia, and transferred the operation and the Minibars installed to the Hilton, for up to AU$ 435 (approx. $ 396). The amount will be repaid over maximum of 50 monthly payments which will be based on the monthly performance of the hotel as detailed in the agreement. Title of the System shall immediately pass to Hilton, after those repayments, for the nominal price of one AU$.

Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Net [Abstract]
Summary of property and equipment net
December 31,
	2012	2011
Cost:
Minibars (d)	6,854	6,290
Production equipment and parts	295	411
Computers and electronic equipment	113	107
Office furniture, equipment and other	30	30
	7,292	6,838
Accumulated depreciation:
Minibars	3,292	2,737
Computers and electronic equipment	118	122
Office furniture, equipment and other	3	2
	3,413	2,861

Depreciated cost	3,879	3,977

Summary of number of minibars owned by HOMI
Subsidiary Name	Area	31.12.2012	31.12.2011
HOMI Israel Ltd. (1),(3)	Israel	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3)	U.S.A. and Canada	3,289	4,187
HOMI Europe SARL (1), (2) ,(3)	Europe	1,499	1,499
		9,480	10,047

(1)	A quantity of minibars are owned by HOMI Industries, which is a wholly owned subsidiary ("HOMI Industries") and rented to other subsidiaries.
(2)	Through subsidiaries in France and the U.K (including a branch in Spain).

(3)	Including HOMI® 232 shared operated minibars. As of December 31, 2012 located as follows, see note 9f:

Summary of number of minibars owned by HOMI and rented to subsidiaries
	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	1,620	2,593	1,499	5,712

Summary of number of minibars including HOMI shared operated minibars
	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	246	333	0	579

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
Summary of other assets
	December 31,
	2012	2011
a. Intangible assets-
Intellectual property (Net of accumulated amortization of $ 11 and $ 8 of December 31, 2012 and 2011, respectively) (1)	44	47

b. Deferred expenses -
Cost	116	116
Accumulated amortization (2)	(106)	(99)
	10	17

	54	64
(1)	See Note 2h(1).
(2)	Deferred expenses in regard to loans received are amortized over the loan period of nine years (see Note 7 c (1)).

Loans From Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Loans From Related Parties [Abstract]
Schedule of long-term and current portion of liability
December 31,
	2012	2011
Long- term liability (see c-j below)	1,435	557
Current maturities of long- term liability	234	133
	1,669	690

Summary of aggregate maturities of long-term loans
Year	Amount
2013	234
2014	363
2015	578
2016	363
2017 and thereafter	131
1,669

Long - Term Loans From Others (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of other long term liability
	December 31,
	2012	2011
Long- term liability	505	2,341
Current maturities of long-term liability	333	228
	838	2,569

Schedule of aggregate maturities of other long term loans
Year	Amount
2013	333
2014	176
2015	105
2016	86
2017 and thereafter	138
838

Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Summary of accrued expenses and other current liabilities
	December 31,
	2012	2011
Employees and payroll accruals	189	150
Accrued expenses	182	145
Advances from customer	75	-
Related parties	58	5
Government authorities	52	52
Other	45	37
	601	389

Commitments Contingent Liability Lien and Covenants (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities, Liens and Covenants [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
First year	34
Total	34

Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
	Year ended December 31,
	2012	2011

Customer A	12.4%	12.8%
Customer B	7.9%	8.5%
Customer C	6.0%	6.4%
Customer D	4.7%	5.9%
Customer E	4.1%	4.5%
Customer F	3.7%	4.4%

Summary of consolidated sales to unaffiliated customer by geographical region
	Year ended December 31,
	2012	2011

Israel	59%	57%
USA	31%	35%
ROW	10%	8%
Total	100%	100%

Financial and Foreign Currency Translation Expenses Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial and Foreign Currency Translation Expenses Net Disclosure [Abstract]
Schedule of interest and foreign currency translation expenses
	Year ended December 31,
	2012	2011

Interest on long-term loans (1)	(270)	(393)
Linkage difference and others, net	52	28
	(218)	(365)
(1) As for financial expenses to shareholders, see Note 15a.

Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Expenses Disclosure [Abstract]
Summary of other expenses
	Year ended December 31,
	2012	2011
Dismantling of Minibars	(127)	(65)
Termination contract with Best Bar see Note 9f	(40)	-
	(167)	(65)

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Summary of operating loss carryforwards
$
HOMI USA Inc. *	3,467
HOMI Israel Ltd.	1,740
HOMI Industries Ltd.	3,199
HOMI Europe SARL	1,111
HOMI Inc.	320
HOMI UK LTD.	724
HOMI Australia PTY.	340
HOMI France	145
11,046

*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization

Summary of deferred tax assets and liability
	December 31,
	2012	2011
Deferred Tax assets-Operating loss carryforwards	2,789	2,258
Deferred Tax Liabilities-Temporary differences in regard to expenses and property	(51)	(59)

Net deferred tax asset before valuation allowance	2,738	2,199
Valuation allowance	(2,738)	(2,199)

Net deferred tax	-	-

Summary of breakdown of losses before taxes
	Year Ended December 31,
	2012	2011
Israel	1,044	1,171
USA	1,628	379
ROW	218	195
	2,890	1,745

Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Transactions [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2012	2011
Directors' fees	12	15
Directors' liability insurance	30	24
Consulting and management fees	378	531
Interest Expense	101	67
	521	637

General (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 10, 2013 Loan	Jan. 10, 2013 Loan
General (Textual)
Cash and short term deposits	$ 221
Net loss	(2,890)	(1,745)
Net cash used in operating activities	(826)	(836)
Total number of loans agreements with related companies			2	2
Amount of loan agreements			$ 109	$ 46

Significant Accounting Policies (Details)	Dec. 31, 2012
Minibars and production equipment [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	10.00%
Computers and electronic equipment [Member] | Maximum [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	33.00%
Computers and electronic equipment [Member] | Minimum [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	15.00%
Office furniture and equipment [Member]
Summary of depreciation annual rates of estimated useful lives of property and equipment
Percentage of depreciation computed using straight-line method over estimated useful lives	7.00%

Significant Accounting Policies (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Consumer Price Index ("CPI")	122.12	120.38
New Israeli Shekel (NIS) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	0.268	0.262
Euro (EU) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.318	1.292
Australian Dollar (AU$) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.037	1.015
Pound Sterling (GBP) [Member]
Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel
Exchange rates	1.617	1.542

Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in subsequent ( "CPI")	1.44%	2.17%
NIS [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.30%	(7.10%)
EU [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.00%	(3.20%)
AU [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	2.20%	(0.30%)
GBP [Member]
Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Change in Rate of Exchange	4.90%	(0.40%)

Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies (Textual)
Intellectual properties amortized over the life span of asset	20 years
Description of payment term	15 to 30 days from invoicing
Allowances for doubtful accounts	$ 0	$ 0

Other Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of other accounts receivable
Receivables in regard to property and equipment *	$ 73		$ 168
Prepayment and others	57		71
Government authorities	10		1
Total other accounts receivable	$ 140	[1]	$ 240	[1]

[1]	Note 3

Other Accounts Receivable (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($) Payment	Dec. 31, 2010 AUD
Other Accounts Receivable (Textual)
Amount required for operation and installation mini bar	$ 396	435
Number of monthly payments	50	50

Property and Equipment Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment net
Cost:	$ 7,292	$ 6,838
Accumulated depreciation:	3,413	2,861
Total Property and Equipment	3,879	3,977
Minibars [Member]
Summary of property and equipment net
Cost:	6,854	6,290
Accumulated depreciation:	3,292	2,737
Production equipment and parts [Member]
Summary of property and equipment net
Cost:	295	411
Computers and electronic equipment [Member]
Summary of property and equipment net
Cost:	113	107
Accumulated depreciation:	118	122
Office furniture, equipment and other [Member]
Summary of property and equipment net
Cost:	30	30
Accumulated depreciation:	$ 3	$ 2

Property and Equipment Net (Details 1)	12 Months Ended
	Dec. 31, 2012 Minibar	Dec. 31, 2011 Minibar
Summary of number of minibars owned by HOMI
Number of Minibars Operated	9,480	10,047
HOMI Israel Ltd. (1),(3) [Member]
Summary of number of minibars owned by HOMI
Area	Israel	Israel
Number of Minibars Operated	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3) [Member]
Summary of number of minibars owned by HOMI
Area	U.S.A. and Canada	U.S.A. and Canada
Number of Minibars Operated	3,289	4,187
HOMI Europe SARL (1), (2) ,(3) [Member]
Summary of number of minibars owned by HOMI
Area	Europe	Europe
Number of Minibars Operated	1,499	1,499

Property and Equipment Net (Details 2)	Dec. 31, 2012 Minibar
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	5,712
HOMI U.S.A. [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	1,620
HOMI Israel [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	2,593
Europe [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	1,499

Property and Equipment Net (Details 3)	Dec. 31, 2012 Minibar
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	579
HOMI U.S.A. [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	246
HOMI Israel [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	333
Europe [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	0

Property and Equipment Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expenses	$ 587	$ 705
Depreciated cost against loan based on refinancing agreement	$ 139

Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible assets-
Intellectual property (Net of accumulated amortization of $ 8 and $ 5 of December 31, 2011 and 2010, respectively) (1)	$ 44	$ 47
Deferred expenses -
Cost	116	116
Accumulated amortization (2)	(106)	(99)
Other Deferred Costs, Net, Total	10	17
Total Other Assets	$ 54	$ 64

Other Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Assets (Textual)
Accumulated amortization (2)	$ 11	$ 8
Amortization period for deferred costs in regard to loans received	9 years

Loans From Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of long-term and current portion of liability
Long- term liability (see c-j below)	$ 1,435	[1]	$ 557	[1]
Current maturities of long- term liability	234	[1]	133	[1]
Total	$ 1,669		$ 690

[1]	Note 6

Loans From Related Parties (Details 1) (Related Parties [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Related Parties [Member]
Schedule of aggregate maturities of long-term loans
2013	$ 234
2014	363
2015	578
2016	363
2017 and thereafter	131
Long-term Debt, Total	$ 1,669

Loans From Related Parties (Details Textual)	0 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended								1 Months Ended						12 Months Ended									0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 15, 2011 USD ($)	Mar. 10, 2013 Loan	Jan. 10, 2013 Loan	Dec. 12, 2011 USD ($)	Feb. 07, 2012 Related Party [Member] USD ($) Minibar	Jul. 31, 2009 Related Party [Member] USD ($)	Jul. 20, 2009 Related Party [Member] Minibar	Jan. 28, 2010 Related Parties [Member] Loan Agreement [Member] Loan	Jul. 22, 2012 President [Member] Loan Agreement One [Member] USD ($)	Dec. 31, 2011 President [Member] Loan Agreement One [Member] USD ($)	Dec. 31, 2012 President [Member] Loan Agreement One [Member]	Jan. 28, 2010 President [Member] Loan Agreement One [Member] USD ($)	Jan. 31, 2010 Chairman [Member] Loan Agreement [Member]	Dec. 31, 2012 Chairman [Member] Loan Agreement [Member] USD ($)	Jan. 28, 2010 Chairman [Member] Loan Agreement [Member] USD ($)	Jan. 28, 2010 Chairman [Member] Loan Agreement [Member] ILS	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement [Member] USD ($)	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement [Member] ILS	Feb. 18, 2010 HOMI Industries Ltd [Member] Loan Agreement [Member] USD ($) Minibar	Dec. 15, 2011 HOMI Industries Ltd [Member] Loan Agreement One [Member] USD ($)	Dec. 15, 2011 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Jun. 14, 2010 HOMI Industries Ltd [Member] Loan Agreement One [Member] USD ($) Minibar	Jun. 14, 2010 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Jan. 08, 2012 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] ILS	Oct. 26, 2011 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] USD ($) Minibar	Jan. 31, 2013 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Oct. 31, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Jul. 31, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Jan. 01, 2013 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Oct. 15, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Jul. 12, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Dec. 31, 2012 HOMI Industries Ltd [Member] Loan Agreement three [Member] Minibar Loan	Jan. 08, 2012 HOMI Industries Ltd [Member] Hilton Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Hilton Agreement [Member] ILS	Jan. 08, 2012 HOMI Industries Ltd [Member] Leonardo Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Leonardo Agreement [Member] ILS	Dec. 12, 2011 HOMI Industries Ltd [Member] Leonardo Agreement [Member] USD ($)	Dec. 12, 2011 HOMI Industries Ltd [Member] Leonardo Agreement [Member] ILS	Dec. 12, 2011 HOMI Industries Ltd [Member] Sheraton Agreement [Member] USD ($)	Dec. 12, 2011 HOMI Industries Ltd [Member] Sheraton Agreement [Member] ILS	Dec. 15, 2011 Shareholders [Member]	Dec. 31, 2012 Shareholders [Member]	Dec. 31, 2011 Shareholders and Directors [Member] USD ($) Loan	Dec. 31, 2012 Shareholders and Directors [Member]
Loans From Related Parties (Textual)
Ownership percentage							45.45%
Number of HOMI 336 used minibars sold installed at the Dan Panorama Hotel in Tel Aviv							470
Revenue from sales of HOMI 336 used minibars						$ 211,500
Selling per unit price of used minibar						450
Total number of loans agreements with related companies		2	2					2
Number of new loan agreements																															3	3	3	3
Loans from related parties					90,000				50,000			100,000			300,000	1,125,000			140,000				173,000	671,550	220,000	850,000	108,000				70,000	200,000	250,000
Number of computerized minibar					288
Interest rate on loan									8.00%			8.00%			6.00%	6.00%									6.00%	6.00%					8.00%	8.00%	8.00%												8.00%
Maturity period of loans									4 years	4 years			4 years															4 years	4 years	4 years													4 years		4 years
Grace period included in maturity period of loan									2 years	2 years			2 years															2 years	2 years	2 years													2 years		2 years
Description for conversion of loan into common stock											During such grace period to convert the loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.			During the grace period, the lender is entitled to convert the loan into shares of HOMI's common stock, at a price per share of 8 cents during the first year and 12 cents during the second year.																														During such grace period to convert each loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.		Each loan is for a period of four years, with quarterly repayments, including two years' grace on the principal, and with each lender being entitled during such grace period to convert each loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of these loans
Benefit to lenders from the change in the term of loan	225,000									75,000
Benefit reduction expenses related to loan														61,000
Number of minibars put as security and collateral																			280				363	363			270
Number of HOMI minibars to be installed under agreement in a Hotel in Israel																							363	363			270
Number of mini bar subsidiaries hotel																																		3
Debt amount outstanding and payable																				78,000	315,000
Amount of loan recycled as agreed by related party																		1,125,000				850,000
Loan amount recycled into loan agreement																	412,000	1,660,000																	201,000	809,000	10,000	41,000	44,000	178,836	156,800	631,643
Loans recycling amount charged to capital				182,000
Number of additional loans																																													3
Additional loan amount																																													$ 80,000

Long - Term Loans From Others (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of other long-term liabilities
Long- term liability	$ 505	[1]	$ 2,341	[1]
Current maturities of long-term liability	333	[1]	228	[1]
Loans from Others [Member]
Schedule of other long-term liabilities
Long- term liability	505		2,341
Current maturities of long-term liability	333		228
Long-term debt, total	$ 838		$ 2,569

[1]	Note 7

Long - Term Loans From Others (Details 1) (Loans from Others [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans from Others [Member]
Schedule of aggregate maturities of long-term loans
2013	$ 333
2014	176
2015	105
2016	86
2017 and thereafter	138
Long-term debt, total	$ 838	$ 2,569

Long - Term Loans From Others (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Mar. 31, 2005 Horizon [Member]	Oct. 31, 2009 Elkrief [Member] Agreement	Dec. 31, 2012 Elkrief [Member] Loan Agreement [Member]	Oct. 25, 2009 Elkrief [Member] Loan Agreement [Member]	Oct. 25, 2009 Elkrief [Member] Loan Agreement One [Member]	Jun. 30, 2012 Tomwood [Member]	Jun. 29, 2012 Tomwood [Member]	Oct. 05, 2010 Tomwood [Member]	Dec. 31, 2012 Sparta Technical Solutions LTD [Member] Agreement	Dec. 31, 2012 Sparta Technical Solutions LTD [Member]	Dec. 24, 2012 Sparta Technical Solutions LTD [Member] Loan Agreement [Member]	Dec. 24, 2012 Sparta Technical Solutions LTD [Member] Loan Agreement One [Member]	Dec. 31, 2012 GPF S.A [Member]	May 31, 2012 GPF S.A [Member] Loan Agreement [Member]	Jan. 31, 2013 Troy Creative Solutions LTD [Member]	Nov. 12, 2012 Troy Creative Solutions LTD [Member] Agreement	Dec. 31, 2012 Troy Creative Solutions LTD [Member]	Jan. 10, 2013 Troy Creative Solutions LTD [Member]	Jul. 30, 2012 Troy Creative Solutions LTD [Member] Loan Agreement [Member]	Nov. 12, 2012 Troy Creative Solutions LTD [Member] Loan Agreement One [Member]
Long Term Loans From Others (Textual)
Related party debt			$ 1,100,000			$ 88,500	$ 83,000			$ 2,000,000			$ 68,000	$ 166,000		$ 55,000				$ 125,000	$ 100,000	$ 65,000
Interest rate on loan			11.67%
Frequency of payment of loan	To be repaid in monthly installments for nine years.
Total other long-term liabilities	$ 257,000	$ 415,000
Number of loan agreement with related parties				2							2							2
Description of security and collateral for repayment of the loans					As security and collateral for repayment of the Loans, HOMI Industries encumbered in Elkrief's favor computerized minibar systems, including 177 and 166 HOMI® computerized minibars, central units and licenses to HOMI® software							As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Sparta's favor computerized minibar systems, including 130 and 375 HOMI® computerized minibars, central units and licenses to HOMI® software			As security and collateral for repayment of the Loan, HOMI Industries agreed to encumber in GPF's favor the computerized minibar system, including 110 HOMI® computerized minibars, a central unit and a license to HOMI® software		As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.		As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software
Shares issued in conversion of debt (Shares)								110,497,238
Per share price of shares allocated to Townwood through conversion of loan									$ 0.0181

Accrued Expenses And Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of accrued expenses and other current liabilities
Employees and payroll accruals	$ 189		$ 150
Accrued expenses	182		145
Advances from customer	75
Related parties	58		5
Government authorities	52		52
Other	45		37
Accrued expenses and other current liabilities, Total	$ 601	[1]	$ 389	[1]

[1]	Not 8

Commitments, Contingent Liabilities, Liens and Covenants (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of future minimum lease commitments under non-cancelable operating leases
First year	$ 34
Total	$ 34

Commitments, Contingent Liabilities, Liens and Covenants (Details Textual) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingent Liabilities Liens and Covenants (Textual)
Liabilities over assets and the rights to receivables generated by asset for third parties		$ 1,000
Rent Expense		45	49
Agreed price of each HOMI 232 minibar as per MOU	350
Purchase price of each HOMI 232 minibar from Best Bar	175
Management fee, description		8% of the collection from the hotels.
Description for computation of HOMI's operating profits from HOMI 232 installations, with Best Bar		Operating profits are computed as HOMI's collection from the hotels, less cost of goods, labor and 8% of the collection as a HOMI management fee.
Percentage of operating profits retained by company	60.00%
Percentage of operating profits need to pay to Best Bar	40.00%
Transaction loss due to purchase of minibar by Best bar from HOMI at reduced price		$ 40
Israel
Commitments Contingent Liabilities Liens and Covenants (Textual)
Number of hotels to install Minibar			3
United States
Commitments Contingent Liabilities Liens and Covenants (Textual)
Number of hotels to install Minibar			1

Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 10, 2012	Jun. 30, 2012 Tomwood [Member]	Dec. 31, 2012 Tomwood [Member]	Jun. 29, 2012 Tomwood [Member]
Shareholders' Equity (Textual)
Conversion of loan into shares		$ 2,000			$ 2,000
Conversion of debt, share price							$ 0.06
Shares issued in conversion of debt (Shares)					110,497,238
Per share price of shares allocated to Townwood through conversion of loan							$ 0.0181
Ownership percentage						55.00%
Amount charged to capital and offset against benefit reduction expenses						$ 1,296
Reverse stock split	One -for- hundred reverse split of all of HOMI's shares of common stock.
Common stock, shares outstanding		199,950,602	89,453,364	200,000,000
Common shares outstanding post reverse stock split				2,000,000
Common stock, shares par value		$ 0.001	$ 0.001	$ 0.001
Execution Date For Reverse Split	Jan 28, 2013

Customers and Geographic Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	100.00%	100.00%
Customer A [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	12.40%	12.80%
Customer B [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	7.90%	8.50%
Customer C [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	6.00%	6.40%
Customer D [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	4.70%	5.90%
Customer E [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	4.10%	4.50%
Customer F [Member]
Summary of major customer's data as a percentage of total sales to unaffiliated customers
Major customer, percentage	3.70%	4.40%

Customers and Geographic Information (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	100.00%	100.00%
Israel
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	59.00%	57.00%
United States
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	31.00%	35.00%
ROW
Summary of consolidated sales to unaffiliated customer by geographical region
Major customer, percentage	10.00%	8.00%

Customers and Geographic Information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Israel [Member]
Customers and Geographic Information (Textual)
Consolidated long-lived assets	$ 2,444	$ 2,215
U.S.A. [Member]
Customers and Geographic Information (Textual)
Consolidated long-lived assets	838	1,119
ROW
Customers and Geographic Information (Textual)
Consolidated long-lived assets	$ 597	$ 643

Financial and Foreign Currency Translation Expenses Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of interest and foreign currency translation expenses
Interest on long-term loans (1)	$ (270)		$ (393)
Linkage difference and others, net	52		28
Financial expenses and foreign currency translation, net	$ (218)	[1]	$ (365)	[1]

[1]	Note 12

Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary of other expenses
Dismantling of Minibars	$ (127)		$ (65)
Termination contract with Best Bar see Note 9f	(40)
Other expenses	$ (167)	[1]	$ (65)	[1]

[1]	Note 13

Taxes on Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of operating loss carryforward
Loss carryforwards	$ 11,046
HOMI USA Inc [Member]
Summary of operating loss carryforward
Loss carryforwards	3,467
HOMI Israel Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	1,740
HOMI Industries Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	3,199
HOMI Europe SARL [Member]
Summary of operating loss carryforward
Loss carryforwards	1,111
HOMI Inc. [Member]
Summary of operating loss carryforward
Loss carryforwards	320
HOMI UK Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	724
HOMI Australia PTY [Member]
Summary of operating loss carryforward
Loss carryforwards	340
HOMI France [Member]
Summary of operating loss carryforward
Loss carryforwards	$ 145

Taxes on Income (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets and liabilities
Deferred Tax assets-Operating loss carryforwards	$ 2,789	$ 2,258
Deferred Tax Liabilities-Temporary differences in regard to expenses and property	(51)	(59)
Net deferred tax asset before valuation allowance	2,738	2,199
Valuation allowance	(2,738)	(2,199)
Net deferred tax

Taxes on Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of breakdown of losses before taxes
Loss before taxes on income	$ 2,890	$ 1,745
Israel
Summary of breakdown of losses before taxes
Loss before taxes on income	1,044	1,171
United States
Summary of breakdown of losses before taxes
Loss before taxes on income	1,628	379
ROW
Summary of breakdown of losses before taxes
Loss before taxes on income	$ 218	$ 195

Taxes on Income (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income (Textual)
Valuation allowance	$ 2,738	$ 2,199
Increase (decrease) in valuation allowance	$ 539	$ 489
HOMI Israel Ltd [Member]
Taxes on Income (Textual)
Corporate tax rate	25.00%	24.00%
HOMI USA Inc [Member]
Taxes on Income (Textual)
Description for determination of federal and state tax	The federal tax is determined according to taxable income, for the first $ 50 taxable income the rate is 15%. In addition, a 8.84% California state tax is applicable
California state tax rate applicable on subsidiary	8.84%
HOMI USA Inc [Member] | Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate	35.00%
HOMI USA Inc [Member] | Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate	15.00%
HOMI Europe SARL [Member] | Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate	45.00%
HOMI Europe SARL [Member] | Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate	35.00%
HOMI Australia PTY [Member]
Taxes on Income (Textual)
Corporate tax rate	30.00%

Related Parties Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of related party transactions
Directors' fees	$ 12	$ 15
Directors' liability insurance	30	24
Consulting and Management Fees	378	531
Interest Expense	101	67
Total	$ 521	$ 637

Events Subsequent to Balance Sheet Date (Details) (USD $)	1 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2013 HOMI Industries Ltd [Member]	Jan. 31, 2013 HOMI Industries Ltd [Member]	Mar. 06, 2013 HOMI Industries Ltd [Member]	Jan. 10, 2013 HOMI Industries Ltd [Member]	Jan. 31, 2013 Troy Creative Solutions LTD [Member]	Dec. 31, 2012 Troy Creative Solutions LTD [Member]	Jan. 10, 2013 Troy Creative Solutions LTD [Member]
Events Subsequent to Balance Sheet Date (Textual)
Related party debt			$ 109,000	$ 46,000			$ 125,000
Description of security and collateral for repayment of the loans	As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related party's favor a computerized minibar system, including 230 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.	As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 91 HOMI® 330 computerized minibars, a central unit and a license to HOMI® software.			As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.	As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software